Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 40,815	$ 35,648
Equity securities designated at FVOCI	553	562
Securities measured at amortized cost(1)	13,663	12,876
Securities mandatorily measured and designated at FVTPL	53,996	52,578
Total financial securities	$ 109,027	$ 101,664